Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 942,647	$ 924,676	$ 900,510	$ 844,156	$ 730,462	$ 686,649	$ 665,582	$ 643,174
Gross profit	476,726	454,374	443,543	416,476	378,494	361,181	349,825	344,861
Net income (loss)	61,750	51,450	44,711	(31,111)	10,731	41,132	59,459	76,452	$ 126,800	$ 187,774	$ (259,547)
Comprehensive income (loss)	$ (173,623)	$ (18,533)	$ (182,521)	$ 61,394	$ (10,317)	$ (23,707)	$ 104,323	$ (59,141)	$ (313,283)	$ 11,158	$ (458,912)
Earnings per share (EPS) attributable to Equinix:
Basic EPS (in dollars per share)	$ 0.86	$ 0.73	$ 0.64	$ (0.46)	$ 0.18	$ 0.72	$ 1.04	$ 1.35	$ 1.81	$ 3.25	$ (4.96)
Diluted EPS (in dollars per share)	$ 0.86	$ 0.72	$ 0.64	$ (0.46)	$ 0.18	$ 0.71	$ 1.03	$ 1.34	$ 1.79	$ 3.21	$ (4.96)